Document and Entity Information	12 Months Ended
May 03, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 02, 2013
Registrant Name	DAILY INCOME FUND
Central Index Key	0000918267
Amendment Flag	false
Document Creation Date	May 02, 2013
Document Effective Date	May 03, 2013
Prospectus Date	May 03, 2013